Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Weighted average amortization periods of intangible assets
Within One Year	$ 3,823
Year Two	4,300
Year Three	3,258
Year Four	3,258
Year Five	3,258
Thereafter	49,177
Total	67,074	$ 70,897
Trade name
Weighted average amortization periods of intangible assets
Within One Year	1,042
Year Two	1,042
Total	2,084	3,126
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	1,006
Year Two	1,483
Year Three	1,483
Year Four	1,483
Year Five	1,483
Thereafter	36,758
Total	43,696	44,702
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	12,419
Total	$ 21,294	$ 23,069